UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21280 _____________________________________________________

BlackRock Preferred Opportunity Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Preferred Opportunity Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (Unaudited)
MARCH 31, 2005

BlackRock Preferred Opportunity Trust (BPP)

Rating[1]	Shares		Description	Value

			LONG-TERM INVESTMENTS—145.6%
			Preferred Securities—55.9%
			Consumer Products—0.5%
BBB-	20,000	[2]	Dairy Farmers of America, Inc., 7.875%	$ 2,097,500

			Energy—3.8%
A-	45,200		Apache Corp., Ser. B, 5.68%	4,678,200
BBB+	900		Central Maine Power Co., 3.50%	59,625
BB+	5,000		Devon Energy Corp., Ser. A, 6.49%	513,750
B-	115,000		Hanover Compressor Cap. Trust, 7.25%, expires 12/14/29, price $17.875, 2.7972 shares	5,287,930
Baa3	275,000		Nexen, Inc., 7.35% (Canada)	7,139,000

				17,678,505

			Financial Institutions—35.5%
Aa1	600	[2]	ABN Amro NA, Inc., 6.46%	600,000
BBB-	300,000		ACE Ltd., Ser. C, 7.80% (United Kingdom)	7,800,000
A2	30,000	[2]	Banesto Holdings Ltd., Ser. A, 10.50% (Bailiwick of Guernsey)	930,000
A-	100,000		Bear Stearns Co., Inc., Ser. E, 6.15%	5,140,000
B+	60,000		Chevy Chase Preferred Cap. Corp., Ser. A, 10.375%	3,504,000
A3	23,600		Citigroup Cap. I, 6.75% (CORTS)	602,272
AA	40,000		Citigroup Cap. X, 6.10%	981,600
AA	50,000		Citigroup Cap. XI, 6.00%	1,220,000
BB	80,000		Colonial Cap. Trust IV, 7.875%	2,064,000
			Credit Suisse First Boston, Inc. (SATURNS)
Aa3	11,100		6.25%	273,393
Aa3	12,300		7.00%	322,106
BBB+	137,500		Everest Re Cap. Trust, 7.85% (Barbados)	3,553,523
BBB+	30,000		Everest Re Cap. Trust II, Ser. B, 6.20%	686,700
			Federal Home Loan Mortgage Corp.,
AA-	121,150		Ser. F, 5.00%	4,452,934
AA-	102,958		Ser. H, 5.10%	4,979,265
AA	15,200		Financial Security Assurance Holdings Ltd., 5.60%	355,072
			First Republic Bank,
BBB-	185,000		6.25%	4,625,000
BBB-	277,200		6.70%	7,077,276
BBB-	120,000		First Republic Preferred Cap. Corp., 7.25%	2,976,000
Aa3	85,000		Fleet Cap. Trust VII, 7.20%	2,181,100
Aa3	26,100		Fleet Cap. Trust VIII, 7.20%	670,770
			Goldman Sachs Group, Inc.,
Aa3	42,000		5.80% (CORTS)	1,014,720
Aa3	20,000		5.625% (SATURNS)	447,000
Aa3	102,900		6.00% (SATURNS)	2,424,581
			ING Groep NV (Netherlands)
A-	76,700		7.05%	1,970,231
A2	560,337		7.20%	14,479,108
A1	80,000		JP Morgan Chase Cap. XII, 6.25%	1,987,504
A1	150,000		JP Morgan Chase Cap. XIV, 6.20%	3,726,000
A3	117,200		KeyCorp Cap. V, 5.875%	2,827,450
A2	263,400		Lehman Brothers Holdings Cap. Trust III, Ser. K, 6.375%	6,428,619
A2	90,000		Lehman Brothers Holdings Cap. Trust IV, Ser. L, 6.375%	2,205,900
A2	146,500		Lehman Brothers Holdings Cap. Trust V, Ser. M, 6.00%	3,523,325
A-	31,100		Lehman Brothers Holdings, Inc., Ser. D, 5.67%	1,538,480
A1	20,000		Merrill Lynch Preferred Cap. Trust III, 7.00%	513,750
A+	86,900		Merrill Lynch Preferred Cap. Trust V, 7.28%	2,268,090
A+	337,000		Morgan Stanley Cap. Trust III, 6.25%	8,283,460
BBB-	7,200		News Corp. Ltd., Ser. 9, Class 1, 8.125% (CORTS)	187,200
A	209,400		Partnerre Ltd., Ser. C, 6.75% (Bermuda)	5,215,379
BBB	79,385		Phoenix Cos., Inc., 7.45%	2,014,791
BBB+	18,400		PLC Cap. Trust IV, 7.25%	481,276

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Shares		Description	Value

			Financial Institutions—(cont’d)
			Renaissancere Holdings Ltd. (Bermuda)
BBB+	271,725		Ser. B, 7.30%	$ 6,971,458
BBB+	240,000		Ser. C, 6.08%	5,640,000
BBB-	30		Roslyn Real Estate Asset Corp., Ser. C, 8.95%	3,030,000
			Safeco Cap. Trust I,
Baa2	4,100		8.072% (CORTS)	107,830
Baa2	2,000		8.375% (CORTS)	53,000
Baa2	14,700		8.70% (CORTS)	388,815
Baa2	35,700		8.75% (CORTS)	1,024,367
Baa2	23,600		8.25% (SATURNS)	632,600
BBB+	5,000		SLM Corp., Ser. A, 6.97%	276,563
BBB-	50,600		Sprint Corp., Ser. 17, Class A1, 7.00% (CORTS)	1,235,146
BBB-	103,439		Structured Repackaged Asset-Backed Trust Securities, 6.50%	2,529,084
A	60	[2]	Union Planters Preferred Funding Corp., 7.75%	6,420,000
BBB	11,100		Valero Energy Corp., 7.25% (PPLUS)	294,594
A2	504,400		Wachovia Preferred Funding Corp., Ser. A, 7.25%	14,107,463
Baa1	5,200		Washington Mutual Cap. I, 7.65% (CORTS)	135,525
BBB+	13,500		XL Cap. Ltd., Ser. A, 8.00% (Cayman Islands)	353,954
Baa1	143,865		Zions Cap. Trust, 8.00%	3,798,942
Baa2	2,000	[2]	Zurich Regcaps Funding Trust, 6.58%	2,112,000

				165,643,216

			Media—2.6%
BBB+	253,100		AOL Time Warner, Inc., Ser. A-1, 7.625% (CABCO)	6,684,371
BBB-	110,000		Comcast Corp., expires 11/15/29, price $85.929, 0.95 shares	5,347,430

				12,031,801

			Real Estate—13.5%
			AMB Property Corp.,
BBB	80,000		Ser. L, 6.50%	2,052,504
BBB	170,000		Ser. M, 6.75%	4,309,500
			BRE Properties,
BBB-	225,000		Ser. C, 6.75%	5,557,500
BBB-	80,000		Ser. D, 6.75%	1,945,000
BBB-	78,888		CarrAmerica Reality Corp., Ser. E, 7.50%	2,022,688
			Developers Diversified Reality Corp.,
BBB-	15,900		7.375%	400,839
BBB-	120,000		7.50%	2,977,500
			Duke Realty Corp.,
Baa2	90,000		Ser. J, 6.625%	2,189,700
BBB	160,800		Ser. K, 6.50%	3,894,383
			Equity Residential,
BBB+	19,800		Ser. B, 9.125%	503,910
BBB	100,000		Ser. N, 6.48%	2,418,000
BBB+	322,000		Kimco Reality Corp., Ser. F, 6.65%	8,039,954
BBB+	255,200		NB Cap. Corp., 8.35%	6,854,672
BBB	324,000		Regency Centers Corp., 7.45%	8,130,391
Aa3	30	[2]	Sun Trust Real Estate Investment Corp., 9.00%	3,873,060
A-	320,000		Weingarten Reality Investors, Ser. D, 6.75%	8,032,000

				63,201,601

			Total Preferred Securities	260,652,623

	Principal
	Amount
	(000)

			Trust Preferred Securities—51.3%
			Energy—2.5%
BB+	$3,000		HL&P Cap. Trust II, Ser. B, 8.257%, 2/01/37	3,075,000
Baa3	4,655		KN Cap. Trust III, 7.63%, 4/15/28	5,360,819
Ba1	3,000		Puget Sound Energy Cap. Trust I, Ser. B, 8.231%, 6/01/27	3,202,500

				11,638,319

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—46.1%
A+	$ 6,000		Abbey National Cap. Trust I, 8.963%, 6/30/05	$ 8,285,520
Ba2	6,500		AFC Cap. Trust I, Ser. B, 8.207%, 2/03/27	6,904,599
A2	6,000	[2]	AgFirst Farm Credit Bank, 7.30%, 10/14/49	6,304,200
BBB-	5,500		AON Corp., 8.205%, 1/01/27	6,295,245
BBB	5,000		Astoria Cap. Trust 1, Ser. B, 9.75%, 11/01/29	6,085,000
A3	9,774		AXA SA, 7.10%, 5/29/49 (France)	10,074,992
A+	3,557		BNP Paribas Cap. Trust V, zero coupon, 12/31/49	3,653,412
A	2,000		California Preferred Funding Trust, 7.00%, 1/30/49	2,102,000
A	28,000	[2]	CBA Cap. Trust I, 5.805%, 12/31/49	8,248,640
BBB-	1,100		Colonial Cap. Trust II, Ser. A, 8.92%, 1/15/27	1,214,444
A	3,000		Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49 (Luxembourg)	3,153,000
Aa	310,000	[2]	Danske Bank A/S, 5.914%, 6/16/05 (Denmark)	10,332,600
A+	4,500	[2]	Deutsche Bank Cap. Funding, 7.872%, 6/30/05	4,985,640
A	35,000	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	6,210,800
Baa	21,100		FCB/NC Cap. Trust I, 8.05%, 3/01/28	1,183,468
A3	5,000		Greenpoint Cap. Trust I, 9.10%, 6/01/27	5,645,650
			HBOS Cap. Funding LP (United Kingdom)
AA-	10,000	[2]	6.071%, 6/30/05	10,439,000
A	5,000		6.85%, 3/29/49	5,000,000
AA-	10,835	[2]	HSBC Cap. Funding LP, 9.55%, 6/30/05 (Bailiwick of Jersey)	13,027,679
BBB-	1,400		HUBCO Cap. Trust I, Ser. B, 8.98%, 2/01/27	1,523,592
BBB-	3,000		HUBCO Cap. Trust II, Ser. B, 7.65%, 6/15/28	3,127,790
A	11,000		JP Morgan Cap. Trust II, 7.95%, 2/01/27	1,074,143
BBB+	10,000	[2]	Mangrove Bay Pass-Through Trust, 6.102%, 1/17/05	9,917,000
BB+	3,145		Markel Cap. Trust I, Ser. B, 8.71%, 1/01/46	3,388,329
Aa3	1		Morgan Stanley, 7.50% (PPLUS)	32,947
A2	5,500		NBP Capital Trust III, 7.375%, 10/29/49	5,898,750
A3	3,000		North Fork Cap. Trust II, 8.00%, 12/15/27	3,280,590
BBB+	5,000		Old Mutual Cap. Funding, 8.00%, 5/29/49 (Jersey)	5,163,105
BB+	4,200		Provident Financing Trust I, 7.405%, 3/15/38	3,906,000
AA	11,200	[2]	Rabobank Capital Funding Trust, 5.254%, 6/30/05	11,092,614
A1	8,000		RBS Cap. Trust, 6.80%, 12/31/49 (United Kingdom)	8,128,037
AA	10,000		Royal Bank of Scotland Group PLC, 7.648%, 2/28/05 (United Kingdom)	12,126,800
A+	4,600	[2]	State Street Institutional Capital A, Ser. A, 7.94%, 12/30/26	4,992,380
A+	7,500	[2]	Sun Life of Canada US Cap. Trust I, 8.526%, 5/29/49 (Canada)	8,275,350
A+	7,270		Transamerica Cap. III, 7.625%, 11/15/37	8,529,019
BBB-	5,000	[2]	Webster Cap. Trust I, 9.36%, 1/29/27	5,606,500

				215,208,835

			Real Estate—2.7%
BB+	8,000	[2]	Sovereign Real Estate Investor Corp., 12.00%, 8/29/49	12,600,000

			Total Trust Preferred Securities	239,447,154

			Corporate Bonds—37.7%
			Automotive—1.5%
B-	300	[2]	Accuride Corp., 8.50%, 2/01/15	293,250
BB+	210		Arvinmeritor, Inc., 8.75%, 3/01/12	219,450
B	90	[2]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	82,125
BB+	100		Delphi Corp., 6.50%, 5/01/09	89,750
B-	3,050		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,821,250
B-	130		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	126,750
B3	250	[2]	Metaldyne Corp., 10.00%, 11/01/13	230,000
B-	2,850		Rexnord Corp., 10.125%, 12/15/12	3,177,750

				7,040,325

			Basic Materials—1.4%
BB-	270		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	261,900
B-	300	[2]	BCP Caylux Holdings SCA, 9.625%, 6/15/14 (Luxembourg)	342,000
B	1,500		Caraustar Industries, Inc., 9.875%, 4/01/11	1,590,000
B-	200		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	201,000
B	110		Gold Kist, Inc., 10.25%, 3/15/14	125,950
B+	2,700		Lyondell Chemical Co., 11.125%, 7/15/12	3,091,500

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(cont’d)
B1	$ 210	[2]	Novelis, Inc., 7.25%, 2/15/15 (Canada)	$ 206,850
B-	200	[2]	PQ Corp., 7.50%, 2/15/13	200,000
			Tembec Industries, Inc.,
B	300		7.75%, 3/15/12 (Canada)	272,250
B	100		8.50%, 2/01/11 (Canada)	94,750

				6,386,200

			Building & Development—0.2%
B-	300		ERICO Intl. Corp., 8.875%, 3/01/12	315,319
B-	790	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	726,800

				1,042,119

			Conglomerates—0.7%
B-	3,000		Trimas Corp., 9.875%, 6/15/12	3,045,000

			Consumer Products—1.9%
B3	115		ALH Finance LLC, 8.50%, 1/15/13	113,399
BB+	5,000		Delhaize America, Inc., 9.00%, 4/15/31	6,169,850
B+	345		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	319,125
B-	1,060		Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,131,550
B-	660[2]		Levi Strauss & Co., 7.73%, 7/01/05	649,275
B-	500[2]		Rite Aid Corp., 6.125%, 6/28/05	470,000

				8,853,199

			Containers & Packaging—0.9%
			Constar Intl., Inc.,
B	245[2]		6.149%, 5/16/05	249,900
B-	520		11.00%, 12/01/12	514,800
B+	3,000		Crown European Holdings SA, 9.50%, 3/01/11 (France)	3,285,000

				4,049,700

			Ecological Services & Equipment—0.1%
BB-	400[2]		Allied Waste NA, Inc., 7.25%, 3/15/15	377,000

			Energy—2.7%
B1	3,000		AES Corp., 8.875%, 2/15/11	3,240,000
B	1,190		Dresser, Inc., 9.375%, 4/15/11	1,262,887
B	1,065[2]		Dynegy Holdings, Inc., 10.125%, 7/15/13	1,166,175
B	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,576,875
B2	1,185		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	1,226,475
BB	2,000		Williams Cos., Inc., 7.125%, 9/01/11	2,080,000

				12,552,412

			Entertainment & Leisure—0.0%
B+	110	[2]	Wynn Las Vegas LLC, 6.625%, 12/01/14	104,500

			Financial Institutions—22.7%
AA	8,500	[2,3]	American General Institute Cap. A, 7.57%, 12/01/45	10,664,865
BB	400	[2]	American Real Estate Partners, 7.125%, 2/15/13	392,000
Aa	36,000		BAC Capital Trust V, 5.625%, 3/08/35	5,789,040
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,120,000
B+	3,375		E*Trade Financial Corp., 8.00%, 6/15/11	3,510,000
BB	8,000		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	7,760,000
BBB	11,500		First Midwest Cap. Trust I, Ser. B, 6.95%, 12/01/33	12,588,890
AA-	8,000		HSBC Bank USA, Inc., 5.875%, 11/01/34	8,176,880
BBB	3,000	[2]	HVB Funding Trust III, 9.00%, 10/22/31	3,938,130
A	19,000		JP Morgan Chase Cap. XV, 5.875%, 3/15/35	8,736,210
BBB-	5,000		Kingsway America, Inc., 7.50%, 2/01/14	5,024,250
Aa	27,399		Lloyds Bank Ltd., 6.90%, 11/22/49 (United Kingdom)	7,587,965
Baa1	8,000		Prudential, 6.50%, 6/29/49	7,780,000
B	2,400	[2]	Refco Finance Holdings LLC, 9.00%, 8/01/12	2,580,000
A3	4,000		Resparcs Funding LP, 8.00%, 12/30/49 (United Kingdom)	4,134,000
A+	5,000		Santander Financial Issuances, 7.25%, 11/01/15 (Cayman Islands)	5,806,900
Ba1	2,000		Sovereign Capital Trust 1, 9.00%, 4/01/27	2,192,440
AAA	4,476		Structured Asset Receivable Trust, 1.649%, 1/21/10	4,475,728

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
Aa3	$ 55		USB Capital IV, 7.35%, 11/01/31	$ 1,429,450
A2	3,000	[2]	Westpac Cap. Trust IV, 5.256%, 12/29/49	2,921,400

				106,608,148

			Health Care—0.3%
B3	1,415		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	1,390,238
			Tenet Healthcare Corp.,
B	90		6.375%, 12/01/11	83,250
B	90		9.875%, 7/01/14	93,375

				1,566,863

			Industrials—1.1%
B+	3,000		Cenveo Corp., 9.625%, 3/15/12	3,187,500
B-	1,625	[2]	DI Finance/Dyn Corp. Intl., 9.50%, 2/15/13	1,633,125
B-	400	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	400,000

				5,220,625

			Media—1.2%
B	1,950		Dex Media East, LLC, 12.125%, 11/15/12	2,310,750
B3	75		Granite Broadcasting Corp., 9.75%, 12/01/10	69,750
B-	210	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	198,450
B2	130	[2]	Radio One, Inc., 6.375%, 2/15/13	126,425
B-	215	[2]	WMG Holdings Corp., 7.385%, 12/15/11	220,375
CCC	3,000		WRC Media, Inc., 12.75%, 11/15/09	2,760,000

				5,685,750

			Real Estate—1.4%
			Rouse Co.,
BB+	5,000		3.625%, 3/15/09	4,670,500
BB+	2,000		5.375%, 11/26/13	1,902,060

				6,572,560

			Technology—0.1%
B	460		Superior Essex Communications LLC, 9.00%, 4/15/12	466,900

			Telecommunications—1.0%
			Cincinnati Bell, Inc.,
B+	160		7.25%, 7/15/13	159,200
B	270		8.375%, 1/15/14	265,950
			Intelsat Ltd. (Bermuda)
B	200		5.25%, 11/01/08	183,500
B+	410		28.25%, 1/15/13	411,025
B+	500		28.625%, 1/15/15	511,250
B	185		Lucent Technologies, Inc., 6.50%, 1/15/28	157,250
B	275		Qwest Capital Funding, Inc., 6.875%, 7/15/28	213,813
			Qwest Corp.,
BB	1,845	[2]	7.875%, 9/01/11	1,904,962
B+	400	[2]	14.00%, 6/15/05	462,000
B	345	[2]	Zeus Special Subsidiary Ltd., zero coupon, 2/01/15	216,487

				4,485,437

			Transportation—0.5%
B+	115		OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	119,600
B	1,910		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	2,043,700

				2,163,300

			Total Corporate Bonds	176,220,038

			U.S. Government and Agency Securities—0.0%
	25		U. S. Treasury Notes, 4.00%, 2/15/15	24,027

			Foreign Government Bonds—0.7%
Baa1	3,000		United Mexican States, 8.00%, 9/24/22	3,405,000

			Total Long-Term Investments (cost $663,923,698)	679,748,842

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENT—1.8%
			U.S. Government and Agency Zero Coupon Bond
	$ 8,400		Federal Home Loan Bank Discount Note, 4/01/05 (cost $8,400,000)	$ 8,400,000

			Total Investments before borrowed bonds and investments sold short (cost $672,323,6985)	688,148,842

			BORROWED BONDS—3.8%
			U.S. Treasury Bonds,
	16,763	[4]	1.80%, 4/06/05	16,763,250
	439	[4]	1.85%, 4/06/05	439,000
	438	[4]	1.90%, 4/01/05	438,000

			Total Borrowed Bonds (cost $17,640,250)	17,640,250

			INVESTMENT SOLD SHORT—(3.7%)
	(15,850)		U.S. Treasury Bonds, 5.375%, 2/15/31 (proceeds $17,169,288)	(17,293,776)

			Total investments, net of borrowed bonds and investments sold short—147.5%	$688,495,316
			Liabilities in excess of other assets—(0.2)%	(732,731)
			Preferred shares at redemption value, including dividends payable—(47.3)%	(220,831,955)

			Net Assets applicable to common shareholders—100%	$466,930,630

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s Rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 31.9% of its net assets, with a current market value of $149,078,467, in securities restricted as to resale.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[4]	Entire principal amount pledged as collateral for Investments Sold Short.
[5]	Cost for Federal income tax purposes is $672,339,306. The net unrealized appreciation on a tax basis is $15,809,536 consisting of $21,193,040 gross unrealized appreciation and $5,383,504 gross unrealized depreciation.

A category in the Preferred Securities, Trust Preferred Securities and Corporate Bonds sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS CABCO — Corporate Asset Backed Corporation PPLUS — Preferred Plus CORTS — Corporate Backed Trust Securities SATURNS — Structured Asset Trust Unit Repackagings

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Preferred Opportunity Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005